Expense Example - FidelitySeriesShort-TermCreditFund-PRO - FidelitySeriesShort-TermCreditFund-PRO - Fidelity Series Short-Term Credit Fund - Fidelity Series Short-Term Credit Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none